Leases - Summary of Lessee operating lease liability maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Less than 1 year	¥ 47,738
1 to 2 years	39,068
2 to 3 years	30,647
3 to 4 years	22,223
4 to 5 years	13,290
More than 5 years	30,740
Total undiscounted lease payments	183,706
Less: Impact of discounting	(9,574)
Lease liabilities as reported in the consolidated balance sheets	¥ 174,132	¥ 189,814
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Lease liabilities as reported in the consolidated balance sheets	Lease liabilities as reported in the consolidated balance sheets